5. SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Share Purchase Warrants Tables
SHARE PURCHASE WARRANTS
		Weighted Average
	Number of	Exercise
	Warrants	Price
		$
Balance, December 31, 2010	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	1.00
Warrants issued with convertible debentures	758,844	0.25
Warrants exercised	(758,844)	0.25

Balance, December 31, 2012	1,717,000	0.85

Share purchase warrants outstanding

Details of share purchase warrants outstanding as of December 31, 2012 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85